CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,663,492	$ 237,876	¥ 2,838,966
Restricted cash	4,014	574	3,594
Short-term investments	3,091,856	442,130	362,195
Notes receivable	94,697	13,541	22,341
Accounts receivable, net (net of allowance of RMB 54,972 and RMB 79,952 as of December 31, 2024 and 2025, respectively)	1,262,220	180,495	765,027
Contract assets, net (net of allowance of RMB 9,901 and RMB 19,810 as of December 31, 2024 and 2025, respectively)	0	0	9,909
Amounts due from related parties	¥ 0	$ 0	¥ 5,039
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Inventories	¥ 670,453	$ 95,874	¥ 482,137
Prepayments and other current assets	282,431	40,387	193,448
Total current assets	7,069,163	1,010,877	4,682,656
Property and equipment, net	1,099,283	157,195	944,218
Intangible assets, net	95,507	13,657	76,554
Land-use rights, net	39,015	5,579	39,879
Long-term investments	2,781,670	397,774	31,798
Operating lease right-of-use assets	109,318	15,632	114,260
Other non-current assets	67,322	9,627	100,246
Total non-current assets	4,192,115	599,464	1,306,955
TOTAL ASSETS	11,261,278	1,610,341	5,989,611
Current liabilities:
Short-term borrowings	448,233	64,096	345,253
Notes payable	150,199	21,478	10,096
Accounts payable	592,560	84,735	345,011
Contract liabilities	21,019	3,006	32,994
Amounts due to related parties	¥ 0	$ 0	¥ 335,253
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued warranty liability	¥ 77,672	$ 11,107	¥ 43,607
Income tax payable	27,157	3,883	0
Accrued expenses and other current liabilities	578,495	82,724	516,726
Total current liabilities	1,895,335	271,029	1,628,940
Operating lease liabilities	85,555	12,234	98,370
Long-term borrowings	278,727	39,857	269,438
Other non-current liabilities	42,907	6,137	61,132
Total non-current liabilities	407,189	58,228	428,940
TOTAL LIABILITIES	2,302,524	329,257	2,057,880
Commitments and contingencies (Note 26)
Shareholders' equity
Additional paid-in capital	11,925,963	1,705,390	7,577,113
Subscription receivables	0	0	(292,721)
Accumulated other comprehensive income	6,529	933	56,975
Accumulated deficit	(2,973,845)	(425,254)	(3,409,725)
Total Shareholders' equity	8,958,754	1,281,084	3,931,731
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	11,261,278	1,610,341	5,989,611
Class A
Shareholders' equity
Ordinary shares	17	2	19
Class B
Shareholders' equity
Ordinary shares	¥ 90	$ 13	¥ 70